Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2021
Transfers and Servicing of Financial Assets
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds Obtained During the Year Ended December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$380,228	$-	$380,228
Mortgage-backed securities - FNMA	-	329,617	-	329,617
Mortgage-backed securities - FHLMC	-	22,688	-	22,688
Total trading account debt securities	$-	$732,533	$-	$732,533
Mortgage servicing rights	$-	$-	$11,314	$11,314
Total	$-	$732,533	$11,314	$743,847
	Proceeds Obtained During the Year Ended December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$332,207	$-	$332,207
Mortgage-backed securities - FNMA	-	175,864	-	175,864
Total trading account debt securities	$-	$508,071	$-	$508,071
Mortgage servicing rights	$-	$-	$7,236	$7,236
Total	$-	$508,071	$7,236	$515,307

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	December 31, 2021	December 31, 2020
Fair value at beginning of period	$118,395	$150,906
Additions	13,391	9,544
Changes due to payments on loans [1]	(15,383)	(11,692)
Reduction due to loan repurchases	(1,233)	(11,060)
Changes in fair value due to changes in valuation model inputs or assumptions	6,410	(19,327)
Other	(10)	24
Fair value at end of period [2]	$121,570	$118,395
[1] Represents changes due to collection / realization of expected cash flows over time.
[2] At December 31, 2021, PB had MSRs amounting to $1.6 million (December 31, 2020 - $0.7 million).

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2021		December 31, 2020
	BPPR	PB	BPPR	PB
Prepayment speed	6.8%	19.0%	7.6%	21.9%
Weighted average life (in years)	8.3	20.9	8.7	3.6
Discount rate (annual rate)	10.5%	10.7%	10.9%	10.5%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
	Originated MSRs		Purchased MSRs
	December 31,	December 31,	December 31,	December 31,
(In thousands)	2021	2020	2021	2020
Fair value of servicing rights	$40,058	$44,129	$81,512	$74,266
Weighted average life (in years)	7.1	6.2	7.5	5.9
Weighted average prepayment speed (annual rate)	7.7%	6.6%	7.6%	7.1%
Impact on fair value of 10% adverse change	$(1,500)	$(1,115)	$(1,486)	$(2,206)
Impact on fair value of 20% adverse change	$(2,359)	$(2,194)	$(3,495)	$(4,312)
Weighted average discount rate (annual rate)	11.2%	11.3%	11.0%	11.1%
Impact on fair value of 10% adverse change	$(2,079)	$(1,640)	$(2,731)	$(2,740)
Impact on fair value of 20% adverse change	$(3,452)	$(3,175)	$(5,832)	$(5,301)